EMPLOYEE RIGHTS UPON RETIREMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE RIGHTS UPON RETIREMENT [Abstract]
Contributions made to pension plan and other post retirement obligations	$ 147,000	$ 156,000	$ 139,000
Pension and other post retirement benefit plans expenses	392,000	506,000	284,000
Contribution plan funding	312,000	230,000	145,000
Gain (loss) on pension and other post retirement benefit plans	(78,000)	154,000	74,000
Expected insurance contribution, year ending December 31, 2015	490,000
Expected insurance contribution attributable to contribution plan	$ 335,000